INCOME TAXES - Schedule of Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Abstract]
Preferred share issue costs	$ (1)	$ (1)
Change in fair value of net investment hedges	(7)	5
Remeasurements of defined benefit liability or asset	(10)	(7)
Deferred tax items recovered directly in equity	(18)	(3)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,957	2,868
Unrecognized deferred tax asset	57	57
Benefit of loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(679)	(687)
Benefit of loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 1.6	$ 1.7
Benefit of loss carryforwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 34	$ 32